Accounts Payable and Other Current Liabilities	12 Months Ended
Sep. 30, 2017
Accounts Payable and Other Current Liabilities [Abstract]
Accounts Payable and Other Current Liabilities
“Accounts payable and other current liabilities” in the accompanying Consolidated Balance Sheets consist of the following:

	September 30,
	2017	2016
Accounts payable	$373.1	$316.0
Other current liabilities	125.8	103.7
Accrued wages and salaries	55.4	101.8
Accrued interest	78.0	68.3
Total accounts payable and other current liabilities	$632.3	$589.8